Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2024, 2023, and 2022, are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	5,393	7.27	6,208	6.99	5,449	9.90
Granted	—	—	507	5.81	1,490	2.88
Exercised	(792)	3.43	(1,210)	3.89	(205)	3.98
Forfeited / expired	(221)	12.86	(112)	21.70	(526)	26.59
Outstanding – end of year	4,380	7.66	5,393	7.27	6,208	6.99
Exercisable – end of year	3,813	8.16	4,392	8.01	4,952	8.03

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2024, 2023 and 2022, are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,001	1.71	1,255	1.16	759	1.53
Granted	—	—	507	2.55	1,490	1.16
Vested	(434)	1.59	(761)	1.36	(853)	0.65
Forfeited	—	—	—	—	(141)	6.03
Outstanding non-vested stock options – end of year	567	1.81	1,001	1.71	1,255	1.16

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2024 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	1,850	6.1	3.36	1,549	5.8	3.45
$5.00 – $9.99	1,861	4.0	8.13	1,595	3.3	8.52
$10.00 – $19.99	510	2.2	10.18	510	2.2	10.18
$20.00 – $59.99	159	0.2	43.99	159	0.2	43.99
	4,380	4.5	7.66	3,813	4.0	8.16